CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values of Financial Assets/Liabilities
		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Loans and receivables at amortised cost
Trade receivables	18	13,290	-	13,290	13,290
Cash and cash equivalents	19	25,910	-	25,910	25,910
Finance lease receivable	16, 18	293	-	293	293

		39,493	-	39,493	39,493

Liabilities at amortised cost
Exchangeable note¹	24	-	(83,312)	(83,312)	(83,312)
Lease liabilities	25	(15,845)	-	(15,845)	(15,845)
Trade and other payables (excluding deferred income)	22	(14,986)	-	(14,986)	(14,986)
Provisions	23	(50)	-	(50)	(50)

		(30,881)	(83,312)	(114,193)	(114,193)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	24	-	-	-	-
Exchangeable note equity conversion option	24	-	-	-	-

		-	-	-	-

		8,612	(83,312)	(74,700)	(74,700)

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2020
Loans and receivables at amortised cost
Trade receivables	18	20,025	-	20,025	20,025
Cash and cash equivalents	19	27,327	-	27,327	27,327
Finance lease receivable	16, 18	506	-	506	506

		47,858	-	47,858	47,858

Liabilities at amortised cost
Exchangeable note	24	-	(82,664)	(82,664)	(82,664)
Lease liabilities	25	(18,741)	-	(18,741)	(18,741)
Trade and other payables (excluding deferred income)	22	(19,890)	-	(19,890)	(19,890)
Provisions	23	(416)	-	(416)	(416)

		(39,047)	(82,664)	(121,711)	(121,711)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	24	-	150	150	150
Exchangeable note equity conversion option	24	-	(1,370)	(1,370)	(1,370)

		-	(1,220)	(1,220)	(1,220)

		8,811	(83,884)	(75,073)	(75,073)

Schedule of Interest Rate Risk Effective and Repricing Analysis

As at December 31, 2021	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	19	0.01%	25,910	25,910	-	-	-	-
Lease receivable	16,18	4.0%	293	81	61	89	62	-
Exchangeable note¹	24	4.8%	(83,312)	-	-	-	-	(83,312)
Other borrowings	22	0%	(31)	-	(31)	-	-	-
Lease payable on Right of Use assets	25	5.0%	(15,668)	(973)	(905)	(1,554)	(4,516)	(7,720)
Lease payable on sale & leaseback transactions	25	5.0%	(177)	(51)	(51)	(75)	-	-

Total			(72,985)	24,967	(926)	(1,540)	(4,454)	(91,032)

¹ The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045 and does not take into account the potential exercise of put and call options in the next five years or the exchange agreements entered into with five exchangeable note holders in December 2021.

As at December 31, 2020	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	19	0.1%	27,327	27,327	-	-	-	-
Lease receivable	16,18	4.0%	506	120	95	142	149	-
Licence payments	23	8.1%	(194)	(194)	-	-	-	-
Exchangeable note	24	4.8%	(82,664)	-	-	-	-	(82,664)
Other borrowings	22	0%	(31)	-	-	(31)	-	-
Lease payable on Right of Use assets	25	5.0%	(18,461)	(1,022)	(1,032)	(1,914)	(4,856)	(9,637)
Lease payable on sale & leaseback transactions	25	5.0%	(280)	(49)	(50)	(104)	(77)	-

Total			(73,797)	26,182	(987)	(1,907)	(4,784)	(92,301)

¹ The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045 and does not take into account the potential exercise of put and call options in the next five years or the exchange agreements entered into with five exchangeable note holders in December 2021.

Schedule of Interest Rate Profile of Financial Assets/Liabilities
	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	-	(194)
Fixed rate financial liabilities (exchangeable note)	(83,312)	(82,664)
Fixed rate financial liabilities (borrowings)	(31)	(31)
Fixed rate financial liabilities (lease payables)	(15,844)	(18,741)
Financial assets (short-term deposits and short-term investments)	3,121	3,118
Financial assets (lease receivables)	293	506

	(95,773)	(98,006)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities
As at December 31, 2021 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	15,127	15,127	15,127	-	-	-	-
Lease payable on Right of Use assets	15,668	15,668	973	905	1,554	4,516	7,720
Lease payable on sale & leaseback transactions	177	177	51	51	75	-	-
Other borrowings	31	31	-	31	-	-	-
Exchangeable notes ¹	83,312	99,900	-	-	-	-	99,900
Exchangeable note interest	999	93,906	1,998	1,998	3,996	11,988	73,926

	115,314	224,809	18,149	2,985	5,625	16,504	181,546

¹ The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045 and does not take into account the potential exercise of put and call options in the next five years or the exchange agreements entered into with five exchangeable note holders in December 2021.

As at December 31, 2020 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	24,335	24,335	24,335	-	-	-	-
Lease payable on Right of Use assets	18,461	18,461	1,022	1,032	1,914	4,856	9,637
Lease payable on sale & leaseback transactions	280	280	49	50	104	77	-
Other borrowings	31	31	-	-	31	-	-
Exchangeable notes ¹	82,664	99,900	-	-	-	-	99,900
Exchangeable note interest	999	97,902	1,998	1,998	3,996	11,988	77,922

	126,770	240,909	27,404	3,080	6,045	16,921	187,459

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	327	115	5	4,617	1,370	-
Trade and other receivable	464	58	-	488	1,538	-
Trade and other payables	(2,456)	(28)	(11)	(166)	(629)	-

Total exposure	(1,665)	145	(6)	4,939	2,279	-

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	1,229	152	9	2,859	776	-
Trade and other receivable	1,105	63	-	3,191	1,357	-
Trade and other payables	(2,821)	(57)	(1)	(449)	(529)	-

Total exposure	(487)	158	8	5,601	1,604	-

Schedule of Sensitivity Analysis
A 10% strengthening of the US Dollar against the Euro at December 31, 2021 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2021
Euro	780

December 31, 2020
Euro	541

A 10% weakening of the US Dollar against the Euro at December 31, 2021 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$000
December 31, 2021
Euro	(953)

December 31, 2020
Euro	(661)

Schedule of Maximum Credit Exposure of Financial Assets

	Carrying Value December 31, 2021 US$’000	Carrying Value December 31, 2020 US$’000
Third party trade receivables (Note 18)	13,290	20,025
Finance lease income receivable (Note 18)	293	506
Cash and cash equivalents (Note 19)	25,910	27,327

	39,493	47,858

Schedule of Exposure of Trade Receivables by Geographic Location

	Carrying Value December 31, 2021 US$’000	Carrying Value December 31, 2020 US$’000
United States	5,822	10,730
Euro-zone countries	1,072	1,360
United Kingdom	118	98
Other European countries	-	13
Other regions	6,571	8,330

	13,583	20,531

Schedule of Exposure of Trade Receivables by Customer
	Carrying Value December 31, 2021 US$’000	Carrying Value December 31, 2020 US$’000
End-user customers	6,923	11,812
Distributors	6,220	8,186
Non-governmental organisations	440	533

	13,583	20,531

Schedule of Ageing of Trade Receivables
	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2021	2021	2021	2020	2020	2020
	US$’000	US$’000%		US$’000	US$’000%
Not past due	8,461	-	-%	16,754	112	0.7%
Past due 0-30 days	2,423	1	0.1%	1,829	222	12.1%
Past due 31-120 days	1,981	97	4.9%	1,755	60	3.4%
Greater than 120 days	3,011	2,888	73.0%	3,609	3,528	97.8%

	15,876	2,986	-	23,947	3,922	-

Schedule of Movement in Allowance for Impairment of Trade Receivables
	2021	2020	2019
	US$’000	US$’000	US$’000
Balance at January 1	3,922	5,443	4,202
Charged to costs and expenses	76	166	1,276
Amounts written off during the year	(1,012)	(1,687)	(35)

Balance at December 31	2,986	3,922	5,443